Summary Of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]

The depreciable lives used for the principal depreciable asset classifications are:

Depreciable Life
American jet aircraft and engines	20—30 years
Other regional aircraft and engines	16—20 years
Major rotable parts, avionics and assemblies	Life of equipment to which applicable
Improvements to leased flight equipment	Lesser of remaining lease term or expected useful life
Buildings and improvements (principally on leased land)	5—30 years or term of lease, including estimated renewal options when renewal is economically compelled at key airports
Furniture, fixtures and other equipment	3—10 years
Capitalized software	5—10 years